Schedule of Investments(a)
March 31, 2021
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–41.92%
Advertising–0.31%
Interpublic Group of Cos., Inc. (The),
3.75%, 10/01/2021	$177,000	$179,975
4.20%, 04/15/2024	65,000	71,448
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	135,000	147,119
		398,542
Aerospace & Defense–0.62%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(b)	104,000	114,578
Boeing Co. (The), 2.20%, 02/04/2026	258,000	257,376
L3Harris Technologies, Inc., 3.85%, 06/15/2023	134,000	143,033
Northrop Grumman Corp., 4.75%, 06/01/2043	74,000	89,149
Raytheon Technologies Corp., 3.95%, 08/16/2025	81,000	90,014
Teledyne Technologies, Inc., 2.75%, 04/01/2031	88,000	87,794
		781,944
Airlines–0.76%
Delta Air Lines Pass-Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	92,160	92,527
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	204,000	217,878
4.75%, 10/20/2028(b)	300,206	326,706
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	297,627	330,627
		967,738
Apparel Retail–0.15%
Ross Stores, Inc.,
3.38%, 09/15/2024	149,000	158,144
1.88%, 04/15/2031	36,000	33,817
		191,961
Asset Management & Custody Banks–0.41%
Ameriprise Financial, Inc., 3.00%, 04/02/2025	122,000	129,994
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	107,000	117,013
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/2029(b)	68,000	71,148
CI Financial Corp. (Canada), 3.20%, 12/17/2030	204,000	203,094
		521,249
Automobile Manufacturers–1.57%
American Honda Finance Corp., 1.80%, 01/13/2031	168,000	158,279
Daimler Finance North America LLC (Germany), 2.55%, 08/15/2022(b)	319,000	327,133
Principal Amount		Value
Automobile Manufacturers–(continued)
General Motors Financial Co., Inc.,
4.20%, 11/06/2021	$176,000	$179,821
4.15%, 06/19/2023	131,000	140,591
Hyundai Capital America,
5.75%, 04/06/2023(b)	164,000	179,804
4.13%, 06/08/2023(b)	133,000	142,418
Nissan Motor Acceptance Corp., 3.65%, 09/21/2021(b)	237,000	240,149
Toyota Motor Credit Corp., 1.65%, 01/10/2031	137,000	129,421
Volkswagen Group of America Finance LLC (Germany),
4.00%, 11/12/2021(b)	298,000	304,548
1.63%, 11/24/2027(b)	200,000	194,911
		1,997,075
Biotechnology–0.28%
AbbVie, Inc.,
3.85%, 06/15/2024	203,000	221,148
2.95%, 11/21/2026	60,000	63,929
4.05%, 11/21/2039	67,000	75,112
		360,189
Brewers–0.25%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	80,000	128,153
Bacardi Ltd. (Bermuda), 4.70%, 05/15/2028(b)	163,000	186,637
		314,790
Broadcasting–0.07%
Fox Corp., 3.05%, 04/07/2025	43,000	45,778
ViacomCBS, Inc., 4.38%, 03/15/2043	43,000	46,466
		92,244
Building Products–0.24%
Masco Corp.,
1.50%, 02/15/2028	142,000	136,559
2.00%, 02/15/2031	94,000	89,262
3.13%, 02/15/2051	90,000	84,677
		310,498
Cable & Satellite–0.86%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
1.86%(3 mo. USD LIBOR + 1.65%), 02/01/2024(c)	194,000	199,392
3.50%, 06/01/2041	176,000	167,152
5.13%, 07/01/2049	44,000	49,580
3.85%, 04/01/2061	227,000	208,508
Comcast Corp.,
2.80%, 01/15/2051	118,000	108,408
2.45%, 08/15/2052	125,000	107,105
2.65%, 08/15/2062	154,000	130,969
Cox Communications, Inc., 2.95%, 10/01/2050(b)	78,000	69,160

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Principal Amount		Value
Cable & Satellite–(continued)
Time Warner Cable LLC, 4.50%, 09/15/2042	$45,000	$48,163
		1,088,437
Communications Equipment–0.17%
British Telecommunications PLC (United Kingdom), 4.50%, 12/04/2023	201,000	220,021
Consumer Finance–0.46%
American Express Co.,
3.13%, 05/20/2026	79,000	85,067
Series C, 3.47%(3 mo. USD LIBOR + 3.29%)(c)(d)	160,000	158,954
Capital One Financial Corp., 3.80%, 01/31/2028	37,000	40,705
Discover Bank, 4.65%, 09/13/2028	116,000	132,687
Discover Financial Services, 3.75%, 03/04/2025	48,000	51,843
Synchrony Financial, 4.25%, 08/15/2024	107,000	116,464
		585,720
Data Processing & Outsourced Services–0.07%
Fidelity National Information Services, Inc., 3.10%, 03/01/2041	85,000	83,679
Distillers & Vintners–0.25%
Pernod Ricard S.A. (France), 4.25%, 07/15/2022(b)	307,000	321,166
Diversified Banks–7.32%
Australia & New Zealand Banking Group Ltd. (Australia), 2.57%, 11/25/2035(b)(e)	200,000	188,238
Banco Santander S.A. (Spain), 2.75%, 12/03/2030	200,000	190,665
Bank of America Corp.,
3.82%, 01/20/2028(e)	79,000	86,836
4.27%, 07/23/2029(e)	107,000	120,377
2.59%, 04/29/2031(e)	102,000	101,910
7.75%, 05/14/2038	232,000	356,585
Bank of Montreal (Canada), Series E, 3.30%, 02/05/2024	104,000	111,614
BBVA Bancomer S.A. (Mexico), 1.88%, 09/18/2025(b)	200,000	200,625
BBVA USA, 2.50%, 08/27/2024	255,000	268,305
BNP Paribas S.A. (France), 2.59%, 08/12/2035(b)(e)	200,000	188,332
BPCE S.A. (France),
4.50%, 03/15/2025(b)	185,000	203,892
2.28%, 01/20/2032(b)(e)	250,000	242,031
Citigroup, Inc.,
3.11%, 04/08/2026(e)	139,000	148,490
4.08%, 04/23/2029(e)	108,000	120,224
4.41%, 03/31/2031(e)	118,000	134,815
3.88%(d)(e)	376,000	375,184
Series V, 4.70%(d)(e)	165,000	166,464
Commonwealth Bank of Australia (Australia), 2.69%, 03/11/2031(b)	200,000	194,454
Credit Agricole S.A. (France),
4.38%, 03/17/2025(b)	310,000	340,839
7.88%(b)(d)(e)	200,000	224,875
Principal Amount		Value
Diversified Banks–(continued)
Danske Bank A/S (Denmark), 3.24%, 12/20/2025(b)(e)	$200,000	$213,174
HSBC Holdings PLC (United Kingdom),
3.95%, 05/18/2024(e)	103,000	109,961
1.65%, 04/18/2026(e)	202,000	202,242
6.25%(d)(e)	243,000	257,203
4.60%(d)(e)	225,000	223,031
ING Groep N.V. (Netherlands),
1.02%(SOFR + 1.01%), 04/01/2027(c)	368,000	368,872
6.88%(b)(d)(e)	200,000	208,585
JPMorgan Chase & Co.,
3.80%, 07/23/2024(e)	159,000	170,237
2.08%, 04/22/2026(e)	183,000	188,062
3.78%, 02/01/2028(e)	142,000	156,633
3.54%, 05/01/2028(e)	109,000	118,761
3.11%, 04/22/2041(e)	113,000	112,602
Mitsubishi UFJ Financial Group, Inc. (Japan), 3.74%, 03/07/2029	83,000	90,190
Mizuho Financial Group, Inc. (Japan), 2.17%, 05/22/2032(e)	296,000	284,539
National Australia Bank Ltd. (Australia), 3.93%, 08/02/2034(b)(e)	153,000	162,244
Royal Bank of Canada (Canada), 3.70%, 10/05/2023	115,000	124,064
Standard Chartered PLC (United Kingdom), 3.27%, 02/18/2036(b)(e)	250,000	243,115
Sumitomo Mitsui Financial Group, Inc. (Japan),
1.47%, 07/08/2025	200,000	200,294
2.14%, 09/23/2030	278,000	260,940
Truist Bank, 2.64%, 09/17/2029(e)	390,000	409,024
U.S. Bancorp,
Series W, 3.10%, 04/27/2026	103,000	110,668
1.38%, 07/22/2030	98,000	90,466
Series I, 3.73% (3 mo. USD LIBOR +3.49%)(c)(d)	305,000	305,763
Wells Fargo & Co.,
2.19%, 04/30/2026(e)	52,000	53,700
3.58%, 05/22/2028(e)	108,000	117,846
3.07%, 04/30/2041(e)	77,000	75,669
4.75%, 12/07/2046	81,000	95,829
3.90%(d)(e)	249,000	251,621
Westpac Banking Corp. (Australia),
2.89%, 02/04/2030(e)	97,000	100,032
2.67%, 11/15/2035(e)	42,000	39,906
		9,310,028
Diversified Capital Markets–1.07%
Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	189,000	204,918
Credit Suisse Group AG (Switzerland),
4.55%, 04/17/2026	147,000	164,570
4.19%, 04/01/2031(b)(e)	250,000	272,264
5.10%(b)(d)(e)	201,000	194,266
UBS Group AG (Switzerland),
4.13%, 04/15/2026(b)	153,000	170,962
4.25%, 03/23/2028(b)	135,000	152,458
4.38%(b)(d)(e)	200,000	197,800
		1,357,238
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Principal Amount		Value
Diversified Chemicals–0.16%
Dow Chemical Co. (The), 3.63%, 05/15/2026	$94,000	$103,256
Eastman Chemical Co., 3.50%, 12/01/2021	101,000	103,076
		206,332
Diversified Metals & Mining–0.50%
Anglo American Capital PLC (South Africa),
3.63%, 09/11/2024(b)	83,000	89,858
5.38%, 04/01/2025(b)	231,000	263,411
5.63%, 04/01/2030(b)	240,000	287,074
		640,343
Diversified REITs–0.17%
Brixmor Operating Partnership L.P.,
2.25%, 04/01/2028	32,000	31,449
4.13%, 05/15/2029	68,000	73,534
4.05%, 07/01/2030	102,000	109,995
		214,978
Drug Retail–0.10%
Walgreen Co., 3.10%, 09/15/2022	127,000	131,675
Electric Utilities–1.08%
AEP Texas, Inc., 3.95%, 06/01/2028(b)	162,000	179,459
Consolidated Edison Co. of New York, Inc., Series C, 3.00%, 12/01/2060	109,000	95,302
EDP Finance B.V. (Portugal), 3.63%, 07/15/2024(b)	219,000	236,639
Emera US Finance L.P. (Canada), 2.70%, 06/15/2021	128,000	128,338
Enel Finance International N.V. (Italy), 2.88%, 05/25/2022(b)	309,000	316,976
Entergy Corp., 2.40%, 06/15/2031	181,000	175,269
Fortis, Inc. (Canada), 3.06%, 10/04/2026	60,000	63,946
NextEra Energy Capital Holdings, Inc., 0.55%(SOFR + 0.54%), 03/01/2023(c)	158,000	158,441
Virginia Electric and Power Co., 2.45%, 12/15/2050	22,000	18,832
		1,373,202
Electronic Components–0.03%
Corning, Inc., 5.45%, 11/15/2079	35,000	43,619
Electronic Equipment & Instruments–0.35%
Vontier Corp.,
1.80%, 04/01/2026(b)	95,000	94,742
2.40%, 04/01/2028(b)	189,000	186,163
2.95%, 04/01/2031(b)	161,000	157,474
		438,379
Electronic Manufacturing Services–0.11%
Jabil, Inc., 3.00%, 01/15/2031	136,000	135,234
Environmental & Facilities Services–0.09%
Republic Services, Inc., 1.75%, 02/15/2032	124,000	115,133
Principal Amount		Value
Financial Exchanges & Data–0.19%
Intercontinental Exchange, Inc., 3.00%, 09/15/2060	$101,000	$90,045
Moody’s Corp.,
3.25%, 05/20/2050	45,000	43,882
2.55%, 08/18/2060	37,000	30,065
S&P Global, Inc., 1.25%, 08/15/2030	90,000	82,472
		246,464
Health Care Equipment–0.06%
Becton, Dickinson and Co., 3.70%, 06/06/2027	70,000	77,273
Health Care Facilities–0.04%
CommonSpirit Health, 1.55%, 10/01/2025	50,000	50,344
Health Care REITs–0.59%
Healthcare Trust of America Holdings L.P.,
3.50%, 08/01/2026	105,000	114,835
2.00%, 03/15/2031	101,000	94,166
Healthpeak Properties, Inc., 3.00%, 01/15/2030	125,000	129,038
National Health Investors, Inc., 3.00%, 02/01/2031	109,000	102,095
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	254,000	243,929
Welltower, Inc., 2.70%, 02/15/2027	59,000	61,587
		745,650
Health Care Services–0.63%
Cigna Corp., 4.13%, 11/15/2025	104,000	116,032
CVS Health Corp.,
1.30%, 08/21/2027	138,000	132,689
2.70%, 08/21/2040	61,000	56,301
Fresenius Medical Care US Finance II, Inc. (Germany), 5.88%, 01/31/2022(b)	135,000	140,503
Mayo Clinic, 3.20%, 11/15/2061	158,000	158,148
Sutter Health, Series 20A, 3.36%, 08/15/2050	200,000	198,463
		802,136
Home Improvement Retail–0.34%
Lowe’s Cos., Inc.,
4.50%, 04/15/2030	51,000	58,871
2.63%, 04/01/2031	202,000	203,009
3.50%, 04/01/2051	161,000	164,513
		426,393
Homebuilding–0.10%
D.R. Horton, Inc., 4.75%, 02/15/2023	122,000	130,007
Hotels, Resorts & Cruise Lines–0.14%
Expedia Group, Inc.,
4.63%, 08/01/2027(b)	93,000	103,568
2.95%, 03/15/2031(b)	80,000	78,972
		182,540
Independent Power Producers & Energy Traders–0.30%
AES Corp. (The),
1.38%, 01/15/2026(b)	100,000	97,554
2.45%, 01/15/2031(b)	111,000	106,216
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Principal Amount		Value
Independent Power Producers & Energy Traders–(continued)
Deutsche Telekom International Finance B.V. (Germany), 4.38%, 06/21/2028(b)	$149,000	$170,498
		374,268
Industrial Conglomerates–0.14%
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/2025	163,000	176,854
Industrial REITs–0.04%
Lexington Realty Trust, 2.70%, 09/15/2030	56,000	54,773
Insurance Brokers–0.04%
Marsh & McLennan Cos., Inc., 4.35%, 01/30/2047	45,000	52,180
Integrated Oil & Gas–0.18%
BP Capital Markets America, Inc.,
2.94%, 06/04/2051	44,000	39,318
3.38%, 02/08/2061	32,000	29,721
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(b)	121,000	122,917
Occidental Petroleum Corp., 4.50%, 07/15/2044	49,000	41,889
		233,845
Integrated Telecommunication Services–2.18%
AT&T, Inc.,
0.65%(SOFR + 0.64%), 03/25/2024(c)	194,000	194,259
4.30%, 02/15/2030	100,000	112,659
2.55%, 12/01/2033(b)	546,000	518,921
3.10%, 02/01/2043	146,000	136,544
3.50%, 09/15/2053(b)	250,000	231,467
3.55%, 09/15/2055(b)	43,000	39,425
3.80%, 12/01/2057(b)	84,000	80,071
3.65%, 09/15/2059(b)	8,000	7,327
3.50%, 02/01/2061	94,000	85,470
Verizon Communications, Inc.,
0.85%, 11/20/2025	163,000	159,624
1.75%, 01/20/2031	101,000	94,138
2.55%, 03/21/2031	110,000	109,996
2.65%, 11/20/2040	92,000	84,200
3.40%, 03/22/2041	119,000	120,979
4.52%, 09/15/2048	78,000	90,696
2.88%, 11/20/2050	110,000	97,954
3.55%, 03/22/2051	226,000	226,097
3.00%, 11/20/2060	127,000	110,499
3.70%, 03/22/2061	271,000	268,334
		2,768,660
Interactive Home Entertainment–0.29%
Activision Blizzard, Inc., 2.50%, 09/15/2050	174,000	146,307
Electronic Arts, Inc., 1.85%, 02/15/2031	234,000	220,846
		367,153
Interactive Media & Services–0.08%
Alphabet, Inc., 2.25%, 08/15/2060	131,000	107,162
Principal Amount		Value
Internet & Direct Marketing Retail–1.03%
Alibaba Group Holding Ltd. (China),
2.13%, 02/09/2031	$205,000	$195,730
2.70%, 02/09/2041	208,000	189,243
3.15%, 02/09/2051	207,000	192,934
3.25%, 02/09/2061	220,000	204,015
Prosus N.V. (China), 3.83%, 02/08/2051(b)	599,000	527,415
		1,309,337
Internet Services & Infrastructure–0.25%
VeriSign, Inc.,
5.25%, 04/01/2025	99,000	111,937
4.75%, 07/15/2027	190,000	201,994
		313,931
Investment Banking & Brokerage–2.47%
Goldman Sachs Group, Inc. (The),
0.59% (SOFR + 0.58%), 03/08/2024(c)	362,000	361,846
3.50%, 04/01/2025	125,000	135,476
3.75%, 02/25/2026	71,000	78,048
3.50%, 11/16/2026	71,000	77,003
1.09%, 12/09/2026(e)	150,000	147,050
0.80% (SOFR + 0.79%), 12/09/2026(c)	693,000	693,616
0.82% (SOFR + 0.81%), 03/09/2027(c)	650,000	646,012
1.99%, 01/27/2032(e)	160,000	151,981
Morgan Stanley,
5.00%, 11/24/2025	134,000	154,166
2.19%, 04/28/2026(e)	91,000	94,079
4.43%, 01/23/2030(e)	100,000	114,578
3.62%, 04/01/2031(e)	118,000	128,266
2.80%, 01/25/2052(e)	97,000	89,461
Raymond James Financial, Inc.,
3.63%, 09/15/2026	66,000	73,306
4.65%, 04/01/2030	59,000	68,752
3.75%, 04/01/2051	117,000	121,281
		3,134,921
Life & Health Insurance–1.54%
AIA Group Ltd. (Hong Kong), 3.20%, 09/16/2040(b)	200,000	197,752
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	153,000	170,230
Athene Global Funding,
1.20%, 10/13/2023(b)	221,000	223,129
1.45%, 01/08/2026(b)	112,000	110,299
2.95%, 11/12/2026(b)	213,000	223,979
Athene Holding Ltd.,
6.15%, 04/03/2030	128,000	156,305
3.50%, 01/15/2031	52,000	53,499
Belrose Funding Trust, 2.33%, 08/15/2030(b)	143,000	138,015
GA Global Funding Trust, 1.63%, 01/15/2026(b)	40,000	39,981
Lincoln National Corp., 3.80%, 03/01/2028	81,000	89,621
Manulife Financial Corp. (Canada), 4.06%, 02/24/2032(e)	97,000	106,876
Pacific LifeCorp, 3.35%, 09/15/2050(b)	130,000	126,811
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Principal Amount		Value
Life & Health Insurance–(continued)
Prudential Financial, Inc., 5.20%, 03/15/2044(e)	$157,000	$167,392
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(b)	146,000	153,039
		1,956,928
Life Sciences Tools & Services–0.11%
Illumina, Inc., 2.55%, 03/23/2031	136,000	134,949
Managed Health Care–0.26%
Anthem, Inc., 3.13%, 05/15/2022	133,000	137,033
Children’s Hospital, Series 2020, 2.93%, 07/15/2050	50,000	45,899
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/2050	152,000	142,137
		325,069
Metal & Glass Containers–0.07%
Silgan Holdings, Inc., 1.40%, 04/01/2026(b)	89,000	87,220
Multi-line Insurance–0.06%
Fairfax Financial Holdings Ltd. (Canada), 3.38%, 03/03/2031(b)	80,000	79,799
Multi-Utilities–0.56%
Ameren Corp.,
2.50%, 09/15/2024	87,000	91,555
3.50%, 01/15/2031	61,000	64,842
CenterPoint Energy, Inc., 4.25%, 11/01/2028	62,000	69,580
Dominion Energy, Inc.,
2.72%, 08/15/2021(f)	155,000	156,312
Series C, 3.38%, 04/01/2030	99,000	105,527
DTE Energy Co., Series F, 1.05%, 06/01/2025	51,000	50,376
WEC Energy Group, Inc.,
1.38%, 10/15/2027	97,000	93,825
1.80%, 10/15/2030	89,000	83,129
		715,146
Office REITs–0.19%
Highwoods Realty L.P., 2.60%, 02/01/2031	29,000	28,387
Office Properties Income Trust, 4.50%, 02/01/2025	202,000	212,696
		241,083
Oil & Gas Exploration & Production–0.34%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	183,000	185,233
Diamondback Energy, Inc., 4.40%, 03/24/2051	92,000	94,408
EQT Corp., 3.00%, 10/01/2022	29,000	29,489
Pioneer Natural Resources Co., 1.90%, 08/15/2030	129,000	119,822
		428,952
Oil & Gas Storage & Transportation–1.03%
Energy Transfer L.P., 4.00%, 10/01/2027	81,000	87,159
Energy Transfer Operating L.P., 4.25%, 03/15/2023	103,000	108,791
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Kinder Morgan, Inc.,
7.75%, 01/15/2032	$189,000	$265,877
5.20%, 03/01/2048	56,000	64,048
MPLX L.P.,
1.75%, 03/01/2026	125,000	125,277
4.25%, 12/01/2027	82,000	92,313
2.65%, 08/15/2030	132,000	129,514
ONEOK, Inc., 6.35%, 01/15/2031	176,000	221,398
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	70,000	76,839
Williams Cos., Inc. (The), 3.70%, 01/15/2023	134,000	140,195
		1,311,411
Other Diversified Financial Services–1.45%
Avolon Holdings Funding Ltd. (Ireland),
2.13%, 02/21/2026(b)	145,000	138,758
4.25%, 04/15/2026(b)	78,000	81,771
2.75%, 02/21/2028(b)	167,000	157,084
Blackstone Holdings Finance Co. LLC,
3.15%, 10/02/2027(b)	51,000	55,300
1.60%, 03/30/2031(b)	182,000	167,299
2.80%, 09/30/2050(b)	84,000	75,512
Blackstone Secured Lending Fund, 2.75%, 09/16/2026(b)	131,000	130,320
Equitable Holdings, Inc., 4.35%, 04/20/2028	70,000	78,450
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/2050(b)	79,000	78,448
LSEGA Financing PLC (United Kingdom),
1.38%, 04/06/2026(b)	200,000	198,186
2.00%, 04/06/2028(b)	203,000	200,955
2.50%, 04/06/2031(b)	288,000	284,514
3.20%, 04/06/2041(b)	200,000	198,802
		1,845,399
Packaged Foods & Meats–0.46%
Conagra Brands, Inc., 4.60%, 11/01/2025	127,000	144,285
Mondelez International Holdings Netherlands B.V., 2.00%, 10/28/2021(b)	319,000	321,610
Tyson Foods, Inc., 3.90%, 09/28/2023	107,000	115,379
		581,274
Paper Packaging–0.15%
Berry Global, Inc., 1.57%, 01/15/2026(b)	62,000	61,099
Packaging Corp. of America, 3.65%, 09/15/2024	116,000	126,214
		187,313
Pharmaceuticals–0.61%
Bayer US Finance II LLC (Germany), 3.88%, 12/15/2023(b)	313,000	337,614
Elanco Animal Health, Inc., 5.90%, 08/28/2028	137,000	155,752
Mylan, Inc., 3.13%, 01/15/2023(b)	130,000	135,510
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Principal Amount		Value
Pharmaceuticals–(continued)
Royalty Pharma PLC,
1.20%, 09/02/2025(b)	$51,000	$49,998
1.75%, 09/02/2027(b)	46,000	44,711
2.20%, 09/02/2030(b)	57,000	54,486
		778,071
Property & Casualty Insurance–0.52%
Arch Capital Group Ltd., 3.64%, 06/30/2050	71,000	71,325
CNA Financial Corp., 3.45%, 08/15/2027	100,000	109,115
Fidelity National Financial, Inc.,
3.40%, 06/15/2030	90,000	94,116
2.45%, 03/15/2031	135,000	130,721
W.R. Berkley Corp.,
4.00%, 05/12/2050	79,000	84,360
3.55%, 03/30/2052	173,000	174,473
		664,110
Railroads–0.17%
Union Pacific Corp.,
2.15%, 02/05/2027	97,000	99,896
2.40%, 02/05/2030	120,000	120,485
		220,381
Real Estate Development–0.07%
Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	92,000	89,735
Regional Banks–1.78%
Citizens Financial Group, Inc.,
2.50%, 02/06/2030	92,000	91,276
3.25%, 04/30/2030	57,000	60,618
2.64%, 09/30/2032(b)	625,000	599,905
Fifth Third Bancorp, 2.55%, 05/05/2027	78,000	81,236
Fifth Third Bank N.A., 3.85%, 03/15/2026	168,000	185,186
Huntington Bancshares, Inc., 4.00%, 05/15/2025	134,000	148,634
KeyCorp,
4.15%, 10/29/2025	43,000	48,224
2.25%, 04/06/2027	134,000	137,547
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027	99,000	107,172
Santander Holdings USA, Inc., 3.50%, 06/07/2024	108,000	115,528
SVB Financial Group,
1.80%, 02/02/2031	203,000	187,586
4.10%(d)(e)	172,000	172,538
Synovus Financial Corp., 3.13%, 11/01/2022	77,000	79,619
Zions Bancorporation N.A., 3.25%, 10/29/2029	250,000	253,264
		2,268,333
Reinsurance–0.09%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	126,000	116,359
Principal Amount		Value
Residential REITs–0.50%
Essex Portfolio L.P.,
3.00%, 01/15/2030	$63,000	$64,642
1.65%, 01/15/2031	72,000	65,481
2.65%, 09/01/2050	126,000	105,377
Spirit Realty L.P.,
3.20%, 01/15/2027	87,000	90,971
2.10%, 03/15/2028	88,000	85,669
2.70%, 02/15/2032	88,000	83,764
VEREIT Operating Partnership L.P.,
2.20%, 06/15/2028	74,000	72,713
2.85%, 12/15/2032	67,000	64,950
		633,567
Retail REITs–0.78%
Kimco Realty Corp.,
1.90%, 03/01/2028	155,000	151,991
2.70%, 10/01/2030	77,000	76,753
Kite Realty Group L.P., 4.00%, 10/01/2026	103,000	108,023
National Retail Properties, Inc., 3.50%, 04/15/2051	174,000	171,656
Realty Income Corp., 3.25%, 01/15/2031	104,000	109,960
Regency Centers L.P., 2.95%, 09/15/2029	103,000	104,844
Retail Properties of America, Inc., 4.75%, 09/15/2030	89,000	94,375
Scentre Group Trust 2 (Australia), 4.75%, 09/24/2080(b)(e)	166,000	174,715
		992,317
Semiconductor Equipment–0.10%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (Netherlands),
2.70%, 05/01/2025(b)	33,000	34,635
3.88%, 06/18/2026(b)	86,000	94,790
		129,425
Semiconductors–1.18%
Analog Devices, Inc., 2.95%, 04/01/2025	51,000	54,250
Broadcom, Inc.,
3.15%, 11/15/2025	38,000	40,528
4.15%, 11/15/2030	140,000	151,287
2.45%, 02/15/2031(b)	108,000	102,019
3.42%, 04/15/2033(b)	314,000	315,672
3.47%, 04/15/2034(b)	518,000	521,127
QUALCOMM, Inc.,
2.15%, 05/20/2030	155,000	153,925
3.25%, 05/20/2050	152,000	154,535
		1,493,343
Soft Drinks–0.05%
Keurig Dr Pepper, Inc., 4.06%, 05/25/2023	64,000	68,686
Specialized REITs–0.74%
American Tower Corp.,
3.00%, 06/15/2023	110,000	115,787
4.00%, 06/01/2025	71,000	78,169
1.30%, 09/15/2025	81,000	80,738
2.70%, 04/15/2031	320,000	320,910
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Principal Amount		Value
Specialized REITs–(continued)
CBRE Services, Inc., 2.50%, 04/01/2031	$267,000	$259,340
Crown Castle International Corp., 3.30%, 07/01/2030	43,000	45,080
Simon Property Group L.P., 3.50%, 09/01/2025	35,000	37,923
		937,947
Systems Software–0.14%
Leidos, Inc., 2.30%, 02/15/2031(b)	184,000	174,105
Technology Hardware, Storage & Peripherals–1.01%
Apple, Inc.,
4.38%, 05/13/2045	79,000	95,030
2.55%, 08/20/2060	452,000	389,840
2.80%, 02/08/2061	462,000	415,878
Dell International LLC/EMC Corp., 5.30%, 10/01/2029(b)	160,000	187,289
Lenovo Group Ltd. (China), 3.42%, 11/02/2030(b)	200,000	201,214
		1,289,251
Thrifts & Mortgage Finance–0.13%
Nationwide Building Society (United Kingdom), 3.96%, 07/18/2030(b)(e)	150,000	163,860
Tobacco–0.89%
Altria Group, Inc.,
2.45%, 02/04/2032	185,000	176,912
3.70%, 02/04/2051	221,000	201,693
4.00%, 02/04/2061	221,000	204,700
BAT Capital Corp. (United Kingdom), 2.26%, 03/25/2028	112,000	110,376
Imperial Brands Finance PLC (United Kingdom), 3.75%, 07/21/2022(b)	308,000	318,292
Philip Morris International, Inc., 0.88%, 05/01/2026	120,000	116,612
		1,128,585
Trucking–0.27%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
3.65%, 07/29/2021(b)	84,000	84,646
4.00%, 07/15/2025(b)	105,000	115,333
3.40%, 11/15/2026(b)	126,000	136,349
		336,328
Wireless Telecommunication Services–0.13%
T-Mobile USA, Inc., 3.50%, 04/15/2025(b)	153,000	165,222
Total U.S. Dollar Denominated Bonds & Notes (Cost $52,358,716)		53,299,473
Principal Amount		Value
Asset-Backed Securities–21.44%
American Credit Acceptance Receivables Trust,
Series 2017-4, Class D, 3.57%, 01/10/2024(b)	$119,455	$120,585
Series 2018-2, Class C, 3.70%, 07/10/2024(b)	15,302	15,315
Series 2018-3, Class D, 4.14%, 10/15/2024(b)	25,000	25,473
Series 2018-4, Class C, 3.97%, 01/13/2025(b)	71,939	72,415
Series 2019-3, Class C, 2.76%, 09/12/2025(b)	160,000	162,409
AmeriCredit Automobile Receivables Trust,
Series 2017-2, Class D, 3.42%, 04/18/2023	300,000	306,444
Series 2017-4, Class D, 3.08%, 12/18/2023	190,000	195,981
Series 2018-3, Class C, 3.74%, 10/18/2024	260,000	272,961
Series 2019-2, Class C, 2.74%, 04/18/2025	100,000	103,905
Series 2019-2, Class D, 2.99%, 06/18/2025	280,000	293,714
Series 2019-3, Class D, 2.58%, 09/18/2025	135,000	140,319
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.47%, 12/25/2059(b)(g)	114,610	115,482
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(g)	334,385	338,001
Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR, 1.47% (3 mo. USD LIBOR + 1.25%), 07/25/2030(b)(c)	480,786	481,002
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	49,288	48,287
Series 2007-C, Class 1A4, 3.07%, 05/20/2036(g)	17,268	17,376
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	36,758	36,472
Bank, Series 2019-BNK16, Class XA, IO, 0.96%, 02/15/2052(h)	1,566,466	93,889
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 2.41% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(c)	41,094	41,957
Series 2006-1, Class A1, 2.37% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(c)	49,899	51,786
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.51%, 01/15/2051(h)	1,766,860	49,407
Capital Auto Receivables Asset Trust,
Series 2017-1, Class D, 3.15%, 02/20/2025(b)	40,000	40,387
Series 2018-2, Class B, 3.48%, 10/20/2023(b)	58,466	58,592
Series 2018-2, Class C, 3.69%, 12/20/2023(b)	115,000	115,989
Capital Lease Funding Securitization L.P., Series 1997-CTL1, Class IO, 1.51%, 06/22/2024(b)(h)	46,632	417
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Principal Amount		Value
CarMax Auto Owner Trust, Series 2017-4, Class D, 3.30%, 05/15/2024	$100,000	$101,753
CCG Receivables Trust,
Series 2018-1, Class B, 3.09%, 06/16/2025(b)	81,443	81,779
Series 2018-2, Class C, 3.87%, 12/15/2025(b)	60,000	61,494
Series 2019-2, Class B, 2.55%, 03/15/2027(b)	105,000	108,084
Series 2019-2, Class C, 2.89%, 03/15/2027(b)	100,000	102,683
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.92%, 11/13/2050(h)	711,437	28,073
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(g)	23,042	23,733
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 3.08%, 01/25/2036(g)	47,211	45,455
CHL Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	4,647	4,698
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	43,143	36,196
Series 2005-JA, Class A7, 5.50%, 11/25/2035	4,578	4,505
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO, 1.02%, 11/10/2046(h)	374,982	8,362
Series 2014-GC21, Class AA, 3.48%, 05/10/2047	59,410	62,165
Series 2017-C4, Class XA, IO, 1.08%, 10/12/2050(h)	1,968,638	98,474
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1, 2.48% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(c)	121,888	127,335
CNH Equipment Trust,
Series 2017-C, Class B, 2.54%, 05/15/2025	65,000	65,995
Series 2019-A, Class A4, 3.22%, 01/15/2026	125,000	131,203
COLT Mortgage Loan Trust,
Series 2020-1, Class A1, 2.49%, 02/25/2050(b)(g)	227,438	229,780
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(g)	177,188	178,858
COMM Mortgage Trust,
Series 2013-CR6, Class AM, 3.15%, 03/10/2046(b)	245,000	253,889
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	715,000	776,234
Series 2014-LC15, Class AM, 4.20%, 04/10/2047	170,000	184,232
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	475,000	516,471
Commercial Mortgage Trust,
Series 2012-CR5, Class XA, IO, 1.51%, 12/10/2045(h)	1,860,642	38,955
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	47,171	49,303
Principal Amount		Value
Credit Suisse Mortgage Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(g)	$118,025	$117,603
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(g)	125,000	125,000
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	637,000	643,627
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	115,890	89,336
Dell Equipment Finance Trust,
Series 2018-1, Class B, 3.34%, 06/22/2023(b)	50,764	50,889
Series 2019-1, Class C, 3.14%, 03/22/2024(b)	325,000	330,663
Series 2019-2, Class D, 2.48%, 04/22/2025(b)	115,000	116,719
Drive Auto Receivables Trust,
Series 2016-CA, Class D, 4.18%, 03/15/2024(b)	62,631	62,894
Series 2017-1, Class D, 3.84%, 03/15/2023	90,484	91,298
Series 2018-1, Class D, 3.81%, 05/15/2024	101,206	102,783
Series 2018-2, Class D, 4.14%, 08/15/2024	181,882	186,372
Series 2018-3, Class D, 4.30%, 09/16/2024	200,000	205,550
Series 2018-5, Class C, 3.99%, 01/15/2025	176,043	179,584
Series 2019-1, Class C, 3.78%, 04/15/2025	295,899	299,783
DT Auto Owner Trust,
Series 2017-3A, Class D, 3.58%, 05/15/2023(b)	7,540	7,565
Series 2017-3A, Class E, 5.60%, 08/15/2024(b)	195,000	199,477
Series 2017-4A, Class D, 3.47%, 07/17/2023(b)	8,937	8,948
Series 2018-3A, Class C, 3.79%, 07/15/2024(b)	69,614	70,161
Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(g)	81,820	83,152
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(g)	97,095	96,961
Exeter Automobile Receivables Trust,
Series 2019-2A, Class C, 3.30%, 03/15/2024(b)	317,000	322,284
Series 2019-4A, Class D, 2.58%, 09/15/2025(b)	240,000	247,437
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 0.76% (1 mo. USD LIBOR + 0.65%), 11/25/2035(c)	78,053	36,514
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A2, 0.71% (1 mo. USD LIBOR + 0.60%), 09/15/2024(c)	560,000	563,703
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Principal Amount		Value
FREMF Mortgage Trust,
Series 2013-K25, Class C, 3.62%, 11/25/2045(b)(g)	$90,000	$93,361
Series 2013-K26, Class C, 3.60%, 12/25/2045(b)(g)	60,000	62,340
Series 2013-K27, Class C, 3.50%, 01/25/2046(b)(g)	95,000	99,242
Series 2013-K28, Class C, 3.49%, 06/25/2046(b)(g)	285,000	297,610
GS Mortgage Securities Trust,
Series 2012-GC6, Class A3, 3.48%, 01/10/2045	58,538	59,066
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	45,000	48,751
Series 2013-GCJ12, Class AAB, 2.68%, 06/10/2046	13,739	13,979
Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	48,418	50,305
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	245,000	246,130
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.26%, 07/25/2035(g)	17,810	18,498
HomeBanc Mortgage Trust, Series 2005-3, Class A2, 0.73% (1 mo. USD LIBOR + 0.62%), 07/25/2035(c)	3,181	3,198
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-C10, Class AS, 3.37%, 12/15/2047	315,000	327,467
Series 2013-C16, Class AS, 4.52%, 12/15/2046	300,000	323,956
Series 2013-LC11, Class AS, 3.22%, 04/15/2046	40,000	41,654
Series 2014-C20, Class AS, 4.04%, 07/15/2047	220,000	237,428
Series 2016-JP3, Class A2, 2.43%, 08/15/2049	116,961	117,715
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 2.58%, 07/25/2035(g)	27,191	27,860
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(g)	245,000	255,987
Series 2014-C25, Class AS, 4.07%, 11/15/2047	200,000	216,914
Series 2015-C27, Class XA, IO, 1.21%, 02/15/2048(h)	2,036,016	76,339
LB Commercial Conduit Mortgage Trust, Series 1998-C1, Class IO, 0.58%, 02/18/2030(h)	36,468	0
Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(b)(g)	15,614	10,147
Life Financial Services Trust,
Series 2021-BMR, Class A, 0.81% (1 mo. USD LIBOR + 0.70%), 03/15/2038(b)(c)	155,000	155,337
Series 2021-BMR, Class B, 0.99% (1 mo. USD LIBOR + 0.88%), 03/15/2038(b)(c)	140,000	140,320
Series 2021-BMR, Class C, 1.21% (1 mo. USD LIBOR + 1.10%), 03/15/2038(b)(c)	110,000	110,292
Principal Amount		Value
Madison Park Funding XLVIII Ltd, Series 2021-48A, Class A, 1.29% (3 mo. USD LIBOR + 1.15%), 04/19/2033(b)(c)	$742,000	$742,367
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 0.21% (1 mo. USD LIBOR + 0.10%), 08/25/2036(c)	41,091	19,139
Morgan Stanley BAML Trust, Series 2014-C19, Class AS, 3.83%, 12/15/2047	595,000	641,429
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS, 3.46%, 05/15/2046	225,000	234,860
Morgan Stanley Capital I Trust,
Series 2011-C2, Class A4, 4.66%, 06/15/2044(b)	27,325	27,590
Series 2017-HR2, Class XA, IO, 0.79%, 12/15/2050(h)	674,601	28,353
Morgan Stanley ReRemic Trust, Series 2012-R3, Class 1B, 2.63%, 11/26/2036(b)(g)	292,600	283,114
Mortgage-Linked Amortizing Notes, Series 2012-1, Class A10, 2.06%, 01/15/2022	142,956	144,884
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 1.24% (3 mo. USD LIBOR + 1.02%), 04/19/2030(b)(c)	293,000	293,134
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 1.25% (3 mo. USD LIBOR + 1.06%), 04/16/2033(b)(c)	250,000	250,508
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 1.50% (3 mo. USD LIBOR + 1.26%), 07/15/2030(b)(c)	250,000	250,189
Series 2020-8RA, Class A1, 1.44% (3 mo. USD LIBOR + 1.22%), 01/17/2032(b)(c)	433,000	433,378
Octagon Investment Partners 31 Ltd., Series 2017-1A, Class AR, 1.27% (3 mo. USD LIBOR + 1.05%), 07/20/2030(b)(c)	500,000	500,661
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 1.43% (3 mo. USD LIBOR + 1.22%), 01/15/2033(b)(c)	400,000	400,367
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 1.48% (3 mo. USD LIBOR + 1.26%), 01/20/2033(b)(c)	287,936	288,296
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(b)	115,000	117,344
Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	395,000	400,668
RALI Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	432	408
RBSSP Resecuritization Trust, Series 2010-1, Class 2A1, 3.10%, 07/26/2045(b)(g)	1,527	1,538
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A28, 5.75%, 04/25/2037	4,916	4,704
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Principal Amount		Value
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 02/25/2024(b)(g)	$112,547	$114,025
Santander Drive Auto Receivables Trust,
Series 2017-1, Class E, 5.05%, 07/15/2024(b)	355,000	357,251
Series 2017-2, Class D, 3.49%, 07/17/2023	37,642	37,701
Series 2017-3, Class D, 3.20%, 11/15/2023	255,077	258,391
Series 2018-1, Class D, 3.32%, 03/15/2024	100,000	101,825
Series 2018-2, Class D, 3.88%, 02/15/2024	165,000	169,353
Series 2018-5, Class C, 3.81%, 12/16/2024	101,051	101,811
Series 2019-2, Class D, 3.22%, 07/15/2025	195,000	202,668
Series 2019-3, Class D, 2.68%, 10/15/2025	165,000	170,312
Santander Retail Auto Lease Trust,
Series 2019-A, Class C, 3.30%, 05/22/2023(b)	315,000	322,391
Series 2019-B, Class C, 2.77%, 08/21/2023(b)	115,000	117,964
Series 2019-C, Class C, 2.39%, 11/20/2023(b)	210,000	215,208
Star Trust,
Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(g)	378,000	377,993
Series 2021-SFR1, Class A, 0.71% (1 mo. USD LIBOR + 0.60%), 04/17/2038(b)(c)	795,000	794,688
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(g)	144,002	146,842
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 1.51% (3 mo. USD LIBOR + 1.29%), 04/18/2033(b)(c)	250,000	251,468
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	340,000	341,063
TICP CLO XV Ltd., Series 2020-15A, Class A, 1.50% (3 mo. USD LIBOR + 1.28%), 04/20/2033(b)(c)	271,000	271,743
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	310,000	301,061
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.00%, 11/15/2050(h)	1,227,370	55,936
United Auto Credit Securitization Trust, Series 2019-1, Class C, 3.16%, 08/12/2024(b)	58,259	58,409
Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(f)	295,148	298,686
Series 2020-1, Class A2, 2.64%, 01/25/2060(b)(f)	99,729	100,951
Series 2020-INV1, Class A1, 1.98%, 03/25/2060(b)(g)	81,049	82,370
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(g)	145,141	145,442
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(g)	324,562	324,769
Principal Amount		Value
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	$183,768	$184,850
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 2.57%, 10/25/2033(g)	32,512	33,233
Series 2005-AR14, Class 1A4, 2.90%, 12/25/2035(g)	72,309	72,510
Series 2005-AR16, Class 1A1, 2.74%, 12/25/2035(g)	33,667	34,016
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS1, Class ASB, 2.93%, 05/15/2048	229,257	236,761
Series 2017-C42, Class XA, IO, 0.88%, 12/15/2050(h)	885,524	42,973
Westlake Automobile Receivables Trust,
Series 2018-1A, Class D, 3.41%, 05/15/2023(b)	57,932	58,198
Series 2019-3A, Class C, 2.49%, 10/15/2024(b)	260,000	265,249
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046	150,000	156,225
Series 2014-C20, Class AS, 4.18%, 05/15/2047	130,000	139,595
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(g)	145,000	156,670
World Financial Network Credit Card Master Trust,
Series 2018-B, Class A, 3.46%, 07/15/2025	230,000	233,316
Series 2018-C, Class A, 3.55%, 08/15/2025	470,000	478,290
Series 2019-A, Class A, 3.14%, 12/15/2025	75,000	76,851
Series 2019-B, Class A, 2.49%, 04/15/2026	270,000	276,866
Series 2019-C, Class A, 2.21%, 07/15/2026	235,000	241,469
Total Asset-Backed Securities (Cost $27,530,914)		27,260,797
U.S. Government Sponsored Agency Mortgage-Backed Securities–18.44%
Collateralized Mortgage Obligations–1.63%
Fannie Mae Interest STRIPS,
IO, 7.50%, 05/25/2023 to 11/25/2029(i)	59,172	6,083
7.00%, 06/25/2023 to 04/25/2032(i)	132,283	21,845
6.50%, 04/25/2029 to 02/25/2033(i)	262,946	47,252
6.00%, 02/25/2033 to 03/25/2036(i)	197,321	36,464
6.50%, 02/25/2033(h)	42,795	7,674
5.50%, 09/25/2033 to 06/25/2035(h)(i)	374,722	64,787
6.00%, 09/25/2035(h)	56,922	10,039
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
IO, 5.50%, 04/25/2023 to 07/25/2046(i)	$151,273	$87,833
6.59% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024 to 05/25/2035(c)(i)	126,328	22,488
3.00%, 11/25/2027(i)	97,652	5,743
6.99% (7.10% - (1.00 x 1 mo. USD LIBOR)), 11/25/2030(c)(i)	51,185	8,790
7.79% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/18/2031 to 12/18/2031(c)(i)	3,407	662
7.79% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(c)(i)	66,950	12,947
7.14% (7.25% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(c)(i)	3,596	709
7.84% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(c)(i)	17,117	3,269
7.89% (8.00% - (1.00 x 1 mo. USD LIBOR)), 03/18/2032 to 12/18/2032(c)(i)	6,432	1,340
7.99% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032 to 04/25/2032(c)(i)	5,219	1,102
6.89% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 09/25/2032(c)(i)	16,305	2,805
7.69% (7.80% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(c)(i)	566	114
7.89% (8.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 12/25/2032(c)(i)	254,667	52,561
7.99% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(c)(i)	25,730	3,874
8.14% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033 to 05/25/2033(c)(i)	99,105	23,020
7.00%, 04/25/2033(i)	3,020	597
5.94% (6.05% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 07/25/2038(c)(i)	48,928	7,736
6.64% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 05/25/2035(c)(i)	18,601	2,941
6.49% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(c)(i)	35,112	5,457
3.50%, 08/25/2035(i)	289,615	37,301
5.99% (6.10% - (1.00 x 1 mo. USD LIBOR)), 10/25/2035(c)(i)	100,033	19,416
6.44% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(c)(i)	32,823	6,539
6.04% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(c)(i)	79,538	16,371
5.00% (5.90% - (1.00 x 1 mo. USD LIBOR)), 09/25/2047(c)(i)	565,551	101,957
6.50%, 06/25/2023 to 10/25/2031	118,212	132,104
4.00%, 08/25/2026 to 08/25/2047(i)	174,975	15,518
6.00%, 11/25/2028 to 12/25/2031	84,544	96,827
0.36% (1 mo. USD LIBOR + 0.25%), 08/25/2035(c)	950	953
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
24.17% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(c)	$42,057	$65,463
23.80% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(c)	31,053	44,314
23.80% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(c)	24,670	35,727
1.05% (1 mo. USD LIBOR + 0.94%), 06/25/2037(c)	15,918	16,337
1.50%, 01/25/2040	57,104	57,502
PO, 0.00%, 09/25/2023(j)	13,310	13,129
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, IO, 0.50%, 03/25/2024(h)	4,548,064	45,600
Series KC03, Class X1, IO, 0.63%, 11/25/2024(h)	2,752,470	43,119
Series K734, Class X1, IO, 0.65%, 02/25/2026(h)	2,044,425	56,092
Series K735, Class X1, IO, 1.10%, 05/25/2026(g)	2,047,487	90,837
Series K093, Class X1, IO, 0.95%, 05/25/2029(h)	1,689,597	114,592
Freddie Mac REMICs,
1.50%, 07/15/2023	16,060	16,184
6.75%, 02/15/2024	2,643	2,799
6.50%, 02/15/2028 to 06/15/2032	346,858	394,982
8.00%, 03/15/2030	606	726
1.11% (1 mo. USD LIBOR + 1.00%), 02/15/2032(c)	700	716
3.50%, 05/15/2032	12,760	13,702
24.36% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(c)	7,012	10,981
0.51% (1 mo. USD LIBOR + 0.40%), 09/15/2035(c)	1,201	1,212
4.00%, 04/15/2040 to 03/15/2045(i)	88,703	8,545
IO, 7.54% (7.65% - (1.00 x 1 mo. USD LIBOR)), 07/15/2026 to 03/15/2029(c)(i)	84,996	10,326
3.00%, 06/15/2027 to 05/15/2040(i)	329,384	21,033
2.50%, 05/15/2028(i)	62,767	3,476
8.59% (8.70% - (1.00 x 1 mo. USD LIBOR)), 07/17/2028(c)(i)	850	75
7.99% (8.10% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029(c)(i)	1,152	199
6.59% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(c)(i)	255,799	41,124
6.64% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(c)(i)	31,596	4,940
6.61% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(c)(i)	32,820	4,872
6.04% (6.15% - (1.00 x 1 mo. USD LIBOR)), 07/15/2035(c)(i)	10,277	1,291
6.89% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(c)(i)	5,697	1,144
5.89% (6.00% - (1.00 x 1 mo. USD LIBOR)), 04/15/2038(c)(i)	4,591	721
5.96% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(c)(i)	181,967	31,484
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
6.14% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(c)(i)	$41,962	$7,037
5.99% (6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(c)(i)	78,843	12,449
Freddie Mac STRIPS,
PO, 0.00%, 06/01/2026(j)	11,088	10,732
IO, 3.00%, 12/15/2027(i)	138,522	9,758
3.27%, 12/15/2027(h)	35,670	1,969
7.00%, 09/01/2029(i)	2,464	423
7.50%, 12/15/2029(i)	44,954	8,256
6.00%, 12/15/2032(i)	28,393	4,426
		2,073,412
Federal Home Loan Mortgage Corp. (FHLMC)–0.31%
9.00%, 08/01/2022 to 05/01/2025	1,541	1,667
6.00%, 10/01/2022 to 10/01/2029	108,383	122,769
6.50%, 07/01/2028 to 04/01/2034	61,805	70,053
7.00%, 10/01/2031 to 10/01/2037	50,874	58,500
5.00%, 12/01/2034	2,461	2,800
5.50%, 09/01/2039	117,184	135,459
		391,248
Federal National Mortgage Association (FNMA)–0.07%
5.00%, 02/01/2022 to 07/01/2022	137	144
7.00%, 01/01/2030 to 12/01/2032	8,427	9,767
8.50%, 07/01/2032	1,806	1,813
7.50%, 01/01/2033	1,821	2,107
6.50%, 01/01/2034	3,703	4,212
5.50%, 02/01/2035 to 05/01/2036	63,215	74,059
		92,102
Government National Mortgage Association (GNMA)–3.55%
7.00%, 12/15/2023 to 03/15/2026	1,503	1,597
IO, 7.39% (7.50% - (1.00 x 1 mo. USD LIBOR)), 02/16/2032(c)(i)	54,594	40
6.44% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(c)(i)	35,757	6,868
6.54% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(c)(i)	232,040	36,212
4.50%, 09/16/2047(i)	183,870	27,862
6.09% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(c)(i)	182,646	33,564
TBA, 2.50%, 04/01/2051(k)	4,265,000	4,400,947
		4,507,090
Principal Amount		Value
Uniform Mortgage-Backed Securities–12.88%
TBA, 2.00%, 04/01/2036(k)	$2,720,000	$2,791,674
TBA,, 2.00%, 05/01/2051(k)	13,630,000	13,580,485
		16,372,159
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $24,256,702)		23,436,011
U.S. Treasury Securities–11.36%
U.S. Treasury Bonds–3.16%
1.88%, 02/15/2041	1,743,400	1,623,814
1.63%, 11/15/2050	2,873,000	2,394,915
		4,018,729
U.S. Treasury Notes–8.20%
0.13%, 03/31/2023	694,900	694,466
0.25%, 03/15/2024	1,371,000	1,367,412
0.75%, 03/31/2026	5,716,600	5,667,249
1.25%, 03/31/2028	840,400	831,799
1.13%, 02/15/2031	1,975,900	1,867,071
		10,427,997
Total U.S. Treasury Securities (Cost $14,682,573)		14,446,726
Shares
Preferred Stocks–1.01%
Asset Management & Custody Banks–0.14%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(e)	167,000	181,353
Diversified Banks–0.44%
Citigroup, Inc., 5.00%, Series U, Pfd.(e)	249,000	257,167
JPMorgan Chase & Co., 3.68%, Series I, Pfd.(c)	305,000	305,164
		562,331
Investment Banking & Brokerage–0.22%
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(e)	279,000	274,606
Life & Health Insurance–0.11%
MetLife, Inc., 3.85%, Series G, Pfd.(e)	139,000	143,865
Other Diversified Financial Services–0.10%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(e)	113,000	119,780
Total Preferred Stocks (Cost $1,250,930)		1,281,935
Principal Amount
Agency Credit Risk Transfer Notes–0.73%
Fannie Mae Connecticut Avenue Securities,
Series 2014-C04, Class 2M2, 5.11% (1 mo. USD LIBOR + 5.00%), 11/25/2024(c)	$128,715	130,272
Series 2016-C02, Class 1M2, 6.11% (1 mo. USD LIBOR + 6.00%), 09/25/2028(c)	144,861	153,101
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Principal Amount		Value
Freddie Mac,
Series 2014-DN3, Class M3, STACR®, 4.11% (1 mo. USD LIBOR + 4.00%), 08/25/2024(c)	$85,817	$87,424
Series 2014-HQ2, Class M3, STACR®, 3.86% (1 mo. USD LIBOR + 3.75%), 09/25/2024(c)	281,979	291,255
Series 2018-HQA1, Class M2, STACR®, 2.41% (1 mo. USD LIBOR + 2.30%), 09/25/2030(c)	86,134	86,523
Series 2018-DNA2, Class M1, STACR®, 0.91% (1 mo. USD LIBOR + 0.80%), 12/25/2030(b)(c)	42,214	42,250
Series 2018-DNA3, Class M1, STACR®, 0.86% (1 mo. USD LIBOR + 0.75%), 09/25/2048(b)(c)	165	165
Series 2018-HQA2, Class M1, STACR®, 0.86% (1 mo. USD LIBOR + 0.75%), 10/25/2048(b)(c)	27,110	27,126
Series 2019-HRP1, Class M2, STACR®, 1.51% (1 mo. USD LIBOR + 1.40%), 02/25/2049(b)(c)	59,848	59,621
Series 2020-DNA5, Class M1, STACR®, 1.32% (SOFR + 1.30%), 10/25/2050(b)(c)	54,038	54,102
Total Agency Credit Risk Transfer Notes (Cost $954,098)		931,839
Principal Amount		Value

Municipal Obligations–0.21%
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041 (Cost $280,000)	$280,000	$263,813
Shares
Money Market Funds–20.71%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(l)(m)	9,215,437	9,215,437
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(l)(m)	6,576,415	6,579,046
Invesco Treasury Portfolio, Institutional Class, 0.01%(l)(m)	10,531,928	10,531,928
Total Money Market Funds (Cost $26,326,646)		26,326,411
TOTAL INVESTMENTS IN SECURITIES–115.82% (Cost $147,640,579)		147,247,005
OTHER ASSETS LESS LIABILITIES—(15.82)%		(20,110,197)
NET ASSETS–100.00%		$127,136,808
Investment Abbreviations:
CLO	– Collateralized Loan Obligation
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2021 was $32,570,022, which represented 25.62% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2021.
(d)	Perpetual bond with no specified maturity date.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2021.
(h)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2021.
(i)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(j)	Zero coupon bond issued at a discount.
(k)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(l)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,781,057	$2,020,524	$(6,586,144)	$-	$-	$9,215,437	$922
Invesco Liquid Assets Portfolio, Institutional Class	9,839,218	1,443,232	(4,704,387)	1,924	(941)	6,579,046	748
Invesco Treasury Portfolio, Institutional Class	15,749,779	2,309,170	(7,527,021)	-	-	10,531,928	353
Total	$39,370,054	$5,772,926	$(18,817,552)	$1,924	$(941)	$26,326,411	$2,023

(m)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	144	June-2021	$31,784,625	$(31,778)	$(31,778)
U.S. Treasury 5 Year Notes	107	June-2021	13,203,633	(140,012)	(140,012)
U.S. Treasury Ultra Bonds	25	June-2021	4,530,469	(229,683)	(229,683)
Subtotal—Long Futures Contracts				(401,473)	(401,473)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Notes	30	June-2021	(3,928,125)	103,999	103,999
U.S. Treasury 10 Year Ultra Bonds	42	June-2021	(6,034,875)	217,786	217,786
U.S. Treasury Long Bonds	45	June-2021	(6,956,719)	256,271	256,271
Subtotal—Short Futures Contracts				578,056	578,056
Total Futures Contracts				$176,583	$176,583

(a)	Futures contracts collateralized by $172,579 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$53,299,473	$—	$53,299,473
Asset-Backed Securities	—	27,260,797	—	27,260,797
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	23,436,011	—	23,436,011
U.S. Treasury Securities	—	14,446,726	—	14,446,726
Preferred Stocks	—	1,281,935	—	1,281,935
Agency Credit Risk Transfer Notes	—	931,839	—	931,839
Municipal Obligations	—	263,813	—	263,813
Money Market Funds	26,326,411	—	—	26,326,411
Total Investments in Securities	26,326,411	120,920,594	—	147,247,005
Other Investments - Assets*
Futures Contracts	578,056	—	—	578,056
Other Investments - Liabilities*
Futures Contracts	(401,473)	—	—	(401,473)
Total Other Investments	176,583	—	—	176,583
Total Investments	$26,502,994	$120,920,594	$—	$147,423,588

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Subsequent Event
Effective April 30, 2021, the name of the Fund and all references thereto changed from Invesco Oppenheimer V.I. Total Return Bond Fund to Invesco V.I. Core Bond Fund.
Invesco V.I. Core Bond Fund